UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7502

Dreyfus International Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	5/31/2012

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for the remaining series as appropriate.

Dreyfus Brazil Equity Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Brazil Equity Fund
May 31, 2012 (Unaudited)

Common Stocks--64.8%	Shares	Value ($)
Consumer Discretionary--8.8%
Autometal	67,490	465,137
Localiza Rent a Car	62,568	992,724
Mahle-Metal Leve	32,700	343,724
Positivo Informatica	64,300[a]	188,738
Santos Brasil Participacoes	32,850	488,633
Technos	75,531	630,658
		3,109,614
Consumer Staples--5.0%
Marfrig Alimentos	150,398[a]	678,594
Natura Cosmeticos	50,571	1,085,715
		1,764,309
Energy--4.2%
Petroleo Brasileiro, ADR	79,530	1,503,117
Financial--12.2%
Aliansce Shopping Centers	96,810	840,010
Banco Bradesco, ADR	79,240	1,160,074
Banco do Brasil	113,271	1,123,247
Porto Seguro	65,516	581,144
Sonae Sierra Brasil	43,365	623,539
		4,328,014
Materials--12.0%
Gerdau, ADR	23,700	188,415
Ultrapar Participacoes, ADR	132,960	2,715,043
Vale, ADR	74,138	1,343,381
		4,246,839
Telecommunication Services--8.6%
Oi, ADR	100,597	1,211,188
Telefonica Brasil, ADR	78,210	1,847,320
		3,058,508
Utilities--14.0%
AES Tiete	104,539	1,269,386

Cia Paranaense de Energia, ADR	82,100	1,668,272
EDP - Energias do Brasil	154,341	987,182
Tractebel Energia	62,069	1,029,431
		4,954,271
Total Common Stocks
(cost $25,561,826)		22,964,672

Preferred Stocks--33.6%
Consumer Discretionary--5.7%
Alpargatas	111,182	702,864
Lojas Americanas	219,202	1,320,527
		2,023,391
Energy--3.5%
Petroleo Brasileiro	129,360	1,226,991
Financial--9.9%
Banco Bradesco	56	822
Bradespar	56,500	884,121
Itausa - Investimentos Itau	600,307	2,622,260
		3,507,203
Materials--9.6%
Gerdau	177,727	1,397,600
Metalurgica Gerdau	47,910	473,910
Suzano Papel e Celulose, Cl. A	114,325	284,558
Vale	69,184	1,259,606
		3,415,674
Telecommunication Services--2.0%
Oi	175,852	697,531
Telefonica Brasil	457	10,876
		708,407
Utilities--2.9%
Cia de Gas de Sao Paulo, Cl. A	28,540	594,333
Cia Paranaense de Energia, Cl. B	21,448	436,223
		1,030,556
Total Preferred Stocks
(cost $15,277,955)		11,912,222

Other Investment--1.1%
Registered Investment Company;

Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $393,000)	393,000[b]	393,000
Total Investments (cost $41,232,781)	99.5%	35,269,894
Cash and Receivables (Net)	.5%	177,214
Net Assets	100.0%	35,447,108

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At May 31, 2012, net unrealized depreciation on investments was $5,962,887 of which $2,478,676 related to appreciated investment securities and $8,441,563 related to depreciated investment securities. At May 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	22.1
Materials	21.6
Utilities	16.9
Consumer Discretionary	14.5
Telecommunication Services	10.6
Energy	7.7
Consumer Staples	5.0
Money Market Investment	1.1
99.5
† Based on net assets.

The following is a summary of the inputs used as of May 31, 2012 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	34,876,894	-	-	34,876,894
Mutual Funds	393,000	-	-	393,000
+ See Statement of Investments for additional detailed categorizations.

For the period ended May 31, 2012, there were no transfers of exchange traded equity securities between Level 1 and Level 2

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus International Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	July 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	July 24, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	July 24, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)